UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  November 30, 2010

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
November 30, 2010

A WORLD OF INVESTMENT OPPORTUNITIES

▶     95% of the world’s population resides outside the United States.1

▶     The U.S. is only 20.5% of global GDP and 30% of the world’s market capitalization.1

Brazil, one of the fastest growing countries in South America, has 14% of the world’s fresh water resources with only 3% of the world’s population.2

Canada is the largest exporter of oil to the U.S., supplying more than Saudi Arabia and Mexico.3

China is the largest market for energy, steel, high speed rail, autos, cell phones and Internet.4

Germany exports more merchandise than the U.S. and accounts for 25% of the European
Union’s exports.5

London is the world’s largest financial center.6

Singapore has one of the busiest ports with the second leading logistics hub in the world.7

South Korea generates 35% of its total electricity consumed from nuclear generators, compared to 20% in the U.S.8

▶     The international landscape offers more than 40,000 potential investments in companies with a market cap of less than $4 billion.9

1 International Monetary Fund, World Economic Outlook Database,  April 2010 and Heartland Advisors; Bloomberg Finance, L.P., 1/6/11. 2 The Economist Intelligence Unit Limited, 2010; World Wildlife Fund; 13D Research, 9/23/10. 3 “Crude Oil and Total Petroleum Imports Top 15 Countries,” U.S. Energy Information Administration Independent Statistics and Analysis, 12/30/10. 4 “China Tops U.S. in Energy Use,”  The Wall Street Journal, 7/18/10; World Steel Association, 11/0; “China auto sales officially surpass U.S. in 2009, 13.6 million vehicles sold,” egmCarTech.com, 1/8/10; “High Speed Lines in the World,” UIC High Speed Department, 12/19/10; “iPhone4 orders exceed 200,000 in China,” Reuters, 9/26/10; “The World in 2010: ICT Facts and Figures,” International Telecommunication Union. 5 “Trade to expand by 9.5% in 2010 after a dismal 2009, WTO reports,” World Trade Organization, 3/26/10.  6 The Global Financial Centres Index 8, Financial Centre Futures, 9/10. 7 “Connecting to Compete 2010: Trade Logistics in the Global Economy,” World Bank. Logistics includes the process of handling and shipping goods. 8 “Nuclear Power in South Korea,” World Nuclear Association, Updated 1/5/11. 9 Bloomberg Finance, L.P., 1/6/11.

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	2

ADDITIONAL FUND CHARACTERISTICS	4

FINANCIAL STATEMENTS

Schedule of Investments	5

Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	8

Notes to Financial Statements	9

ADDITIONAL INFORMATION

Expense Examples	12

Board Review of Investment Advisory Agreement	13

Information Regarding Executive Officers & Directors	15

Definitions	17

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

To the Shareholders of the Heartland International Small Cap Fund

Dear Shareholders,

Thank you for your investment in the Heartland International Small Cap Fund. We are pleased to offer you a strategy that will apply Heartland’s time-tested value investing discipline across countries we expect will have growing economies and stable currencies.

On October 1, 2010, the Fund began assembling a portfolio consisting of small, dividend paying companies primarily based outside the U.S. In the two months since inception, the Fund declined 1.90% compared to a decline of 0.43% for its benchmark, the MSCI AC World Index ex USA Small Value (net).

While the portfolio is still forming (currently 19 holdings across 11 countries), we are confident the names we have selected thus far reflect our 10 Principles of Value InvestingTM. Similar to Heartland’s domestic strategies, the International Small Cap Fund seeks stocks with low valuation multiples and strong balance sheets. In addition, the Fund focuses on companies that pay dividends. On November 30, the characteristics of the portfolio were in line with these objectives:

       •Price to earnings ratios of  11.1x  trailing 12mo. and 9.0x forward
       •Price to cash flow of 9.9x
       •Price to book value of 1.5x
       •Long-Term Debt to total capital of only 3.6%
       •Over 60% of invested assets pay a dividend

In the brief period since the Fund’s inception, the Fund benefited from an overweight in German and Norwegian holdings relative to the benchmark as well as from a position in a Canadian listed metals and mining company with operations in Mexico. Hong Kong and Chinese listed equities were generally positive contributors to benchmark performance, though negative stock selection of the Fund in these countries overwhelmed the positive country bias.

As we look into 2011 and beyond, we’re concerned with an overly accommodative monetary policy in the U.S., which we expect will lead to a further weakening of the U.S. dollar vis-à-vis foreign currencies, especially those of developing nations. If this bears out in fact, we believe Fund shareholders would benefit from exposure to financially sound international companies whose profits are generated in strong currencies.

With this in mind, we look forward to patiently and diligently pursuing our investment discipline. Thank you again for the privilege of managing your capital.

Bill Nasgovitz
Founder and Portfolio Manager
Heartland Advisors, Inc.

Heartland International Small Cap Fund
(unaudited)

FUND SUMMARY

Total Returns	Inception	Since
as of November 30, 2010	Date	Inception*
International Small Cap Fund**	10-1-10	-1.90%
MSCI All Country World Index ex USA Small Cap Value Index	—	-0.43%

Index Source: FactSet Research Systems, Inc.
*	Not annualized.
**	The Index is a total return index, reported in U.S. dollars based on share prices and reinvested net dividends from 44 countries and is not available to purchase.

Past performance does not guarantee future results. Performance represents past performance; current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. All returns reflect reinvested dividends and capital gains distributions, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions. To obtain performance through the most recent month end, call 1-877-484-6838, or visit www.heartlandinternationalfund.com. Subject to certain exceptions, shares of a Fund redeemed or exchanged within 90 days of purchase are subject to a 2% redemption fee. Performance does not reflect this fee, which if deducted would reduce an individual’s return.

SECTOR ALLOCATION*

* Percentages are based upon total equity investments.

Sector classifications are generally determined by referencing the Global Industry Classification Standard (GICS) Codes developed by Standard & Poor’s and Morgan Stanley Capital International. Sector allocations are a percent of equity investments and subject to change.

INVESTMENT GOAL
The Fund seeks long-term capital appreciation with modest current income.

INVESTMENT STRATEGY/DISTINGUISHING CHARACTERISTIC
The Fund seeks to capture the long-term capital appreciation of international small-cap stocks, with an emphasis on dividend-paying companies. The Fund utilizes the Advisor’s disciplined and time-tested 10 Principles of Value Investing™ framework to identify companies with the potential for appreciation and a potential margin of safety to limit downside risk.

INVESTMENT CONSIDERATIONS
The Fund invests primarily in foreign small companies selected on a value basis that pay dividends. Foreign securities have additional risk, including but not limited to, exchange rate changes, political and economic upheaval, and relatively low market liquidity. These risks are magnified in emerging markets. The prices of foreign securities held by the Fund, and therefore the Fund’s performance, may decline in response to such risks. Small company securities generally are more volatile and less liquid than those of larger companies and there is risk that their intrinsic values may not be recognized by the broad market. There is no assurance that dividend-paying stocks will mitigate volatility. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund.

PORTFOLIO HIGHLIGHTS & STATISTICS
Number of holdings (excludes cash equivalents)	19
Net assets	$3.1 mil.
NAV	$9.81
Median market cap	$325.62 mil.
Weighted average market cap	$409.64 mil.

TOP TEN HOLDINGS – % OF NET ASSETS (EXCLUDES CASH EQUIVALENTS)
Orbit Garrant Drilling, Inc.	4.9%
Crocodile Gold Corp.	4.9
Gammon Gold, Inc.	4.8
Fukuda Denshi Co. Ltd.	4.8
Industrea, Ltd.	4.7
Industrial & Financial Systems AB	4.4
Cia De Saneamento do Parana	4.1
Beach Energy, Ltd.	4.1
Miranda Technologies, Inc.	4.0
Clear Media, Ltd.	3.9

Portfolio holdings, statistics and manager views are subject to change without notice, and discussions of portfolio holdings are intended as illustrations of investment strategy, not as recommendations. Index definitions and investment terms are found on the page titled “Definitions.”  All information, unless otherwise indicated, is as of 11/30/10.

Bill Nasgovitz is a registered representative of ALPS Distributors, Inc.

HEARTLAND INTERNATIONAL SMALL CAP FUND
ADDITIONAL FUND CHARACTERISTICS (UNAUDITED)

MARKET CAP SEGMENTATION – % OF TOTAL INVESTMENTS

The Fund is managed according to the Advisor’s time-tested 10 Principles of Value InvestingTM. The Advisor believes this investment process may limit downside risk relative to other equity investment strategies, while providing an opportunity for capital appreciation.

The Fund focuses on smaller companies outside the U.S., generally with market capitalizations of up to $4 billion at the time of purchase. The following table summarizes the market capitalization of the Fund as of November 30, 2010. Portfolio holdings, statistics and manager views are subject to change without notice and discussions of portfolio holdings are intended as illustrations of investment strategy, not as recommendations.

Micro-Cap Holdings – $0 - $300 million	32.1%
Small-Cap Holdings – $300 million - $2 billion	32.5
Short-Term Investments	35.4
TOTAL	100.0

SECTOR ALLOCATION — % OF TOTAL INVESTMENTS

The following table summarizes the sector classifications of the Fund as of November 30, 2010. Portfolio holdings, statistics and manager views are subject to change without notice and discussions of portfolio holdings are intended as illustrations of investment strategy, not as recommendations.

Consumer Discretionary	6.9%
Energy	5.3
Financials	5.6
Health Care	8.3
Industrials	9.4
Information Technology	11.2
Materials	14.0
Utilities	3.9
Short-Term Investments	35.4
TOTAL	100.0

FINANCIAL STATEMENTS

SCHEDULE OF INVESTMENTS
November 30, 2010 (Unaudited)

COMMON STOCKS 63.49%	SHARES	VALUE

Australia 8.81%
Beach Energy Ltd.	200,000	$128,295
Industrea Ltd.	116,667	148,590
		276,885

Brazil 3.46%
Camargo Correa Desenvolvimento
Imobiliario S/A	25,300	108,896

Canada 18.54%
Crocodile Gold Corp.(a)	113,000	153,008
Gammon Gold Inc.(a)	23,000	152,131
Miranda Technologies Inc.(a)	25,000	124,202
Orbit Garrant Drilling Inc.(a)	25,000	153,670
		583,011

China 3.36%
China TransInfo Technology Corp.(a)	20,000	105,600

Germany 5.43%
Einhell Germany AG	2,000	105,401
KSB AG	50	36,994
Vossloh AG	250	28,185
		170,580

Hong Kong 6.30%
Clear Media Ltd.(a)	200,000	123,115
Keck Seng Investments	150,000	74,951
		198,066
Japan 8.68%
Fukuda Denshi Co. Ltd.	6,000	152,064
Medikit Co. Ltd.	400	120,842
		272,906

Norway 1.52%
TGS Nopec Geophysical Co. ASA	2,800	47,855

Sweden 7.39%
Concordia Maritime AB	35,000	95,054
Industrial & Financial Systems AB	10,000	137,213
		232,267

TOTAL COMMON STOCKS (COST $2,018,240)		1,996,066

PREFERRED STOCKS 4.09%

Brazil 4.09%
Cia De Saneamento do Parana	75,000	128,602
TOTAL PREFERRED STOCKS (COST $134,144)		128,602

	PRINCIPAL
SHORT-TERM INVESTMENTS 36.95%	AMOUNT
Time Deposits 36.95%
Wells Fargo (Grand Cayman), 0.029%(b)	$1,161,915	1,161,915
TOTAL SHORT-TERM INVESTMENTS
(COST $1,161,915)		1,161,915
TOTAL INVESTMENTS
(COST $3,314,299) - 104.53%		3,286,583
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.53)%		(142,568)
TOTAL NET ASSETS - 100.00%		$3,144,015

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate shown is the rate as of November 30, 2010.

Abbreviations:
AB	Aktiebolag is a Swedish term that signifies a publicly-traded or privately-held stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
S/A	Sociedades Anonimas is a Brazilian term which signifies a corporation.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010(1) (Unaudited)

ASSETS
Investments, at value (cost $3,314,299)	$3,286,583
Receivable for Fund shares sold	3,990
Other assets	18,466
TOTAL ASSETS	3,309,039

LIABILITIES
Payable for investments purchased	139,544
Payable to Advisor	4,036
Payable to affiliates	17,100
Accrued distribution fee	1,002
Accrued expenses and other liabilities	3,342
TOTAL LIABILITIES	165,024

NET ASSETS	$3,144,015

NET ASSETS CONSIST OF:
Paid-in capital	$3,202,582
Accumulated net investment loss	(6,956)
Accumulated net realized loss on:
Investments	(20,858)
Foreign currency translation	(4,079)
Net unrealized appreciation (depreciation) on:
Investments	(27,716)
Foreign currency translation	1,042
NET ASSETS	$3,144,015

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	320,511

Net asset value, redemption price and offering price per share(2)	$9.81

(1)	The Fund commenced operations on October 1, 2010.
(2)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within ninety days of purchase.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Period Ended November 30, 2010(1) (Unaudited)

INVESTMENT INCOME
Interest income	$58
Total Investment Income	58
EXPENSES
Administration fees	10,260
Federal and state registration fees	4,260
Transfer agent fees and expenses	3,780
Audit and tax fees	3,720
Advisory fees	3,407
Chief Compliance Officer fees and expenses	2,340
Legal fees	2,040
Custody fees	1,980
Reports to shareholders	1,080
Trustees’ fees and related expenses	1,020
12b-1 fees	1,002
Fund accounting fees	720
Other expenses	180
TOTAL EXPENSES	35,789
Less waivers and reimbursement by Advisor (Note 3)	(28,775)
NET EXPENSES	7,014
NET INVESTMENT LOSS	(6,956)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(25,910)
Foreign currency translation	973
Change in net unrealized appreciation (depreciation) from:
Investments	(27,716)
Foreign currency translation	1,042
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(51,611)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(58,567)

(1)	The Fund commenced operations on October 1, 2010.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
November 30, 2010(1)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(6,956)
Net realized loss from:
Investments	(20,858)
Foreign currency translation	(4,079)
Change in net unrealized appreciation (depreciation) from:
Investments	(27,716)
Foreign currency translation	1,042
Net decrease in net assets from operations	(58,567)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,202,582
Net increase in net assets from capital share transactions	3,202,582
TOTAL INCREASE IN NET ASSETS	3,144,015

NET ASSETS:
Beginning of period	—
End of period	$3,144,015

ACCUMULATED NET INVESTMENT LOSS	$(6,956)

(1)	The Fund commenced operations on October 1, 2010.

FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period

Period Ended
November 30, 2010(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment loss(2)	(0.03)
Net realized and unrealized gain on (loss) investments	(0.16)
Total from investment operations	(0.19)
Net Asset Value, End of Period	$9.81
TOTAL RETURN(3)	(1.90)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets at end of period (millions)	$3.144
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	8.93%
After waiver and expense reimbursement(4)	1.75%
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement(4)	(8.92)%
After waiver and expense reimbursement(4)	(1.74)%
Portfolio turnover rate(3)	4.17%

(1)	The Fund commenced operations on October 1, 2010.
(2)	Per share net investment loss has been calculated using the daily average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
November 30, 2010 (Unaudited)

(1)	ORGANIZATION

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Heartland International Small Cap Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation with modest current income. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective and commenced operations on October 1, 2010. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Heartland Advisors Inc. (the “Advisor”).

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)
Investment Valuation: Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

If there were no sales on the composite market, the security is valued at the mean between the bid and asked price on the security’s principal exchange or market. If there has been no sale on such principal exchange or market on such day, the security is valued at the latest sales price on the Composite Market for the day such security is being valued. Composite Market means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Fund has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$1,370,235	$625,831	$—	$1,996,066
Preferred Stock	128,602	—	—	128,602
Total Equity	1,498,837	625,831	—	2,124,668
Short-Term Investments	—	1,161,915	—	1,161,915
Total Investments in Securities	$1,498,837	$1,787,746	$—	$3,286,583

For further information regarding security characteristics, see the Schedule of Investments.

In March 2008, Statement of Financial Accounting Standards, “Disclosures about Derivative Instruments and Hedging Activities” (“Disclosures about Derivatives“) was issued and is effective for interim and annual periods beginning after November 15, 2008. Disclosures about Derivatives is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management has evaluated Disclosures about Derivatives and has determined that there is no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the period presented.

(b)
Foreign Securities and Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments form those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)
Federal Income Taxes:  The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(d)
Distributions to Shareholders: The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation:  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held 90 days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation. The Fund did not charge any redemption fees during the period ended November 30, 2010.

(g)	Expenses: Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)
Other:  Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.85% of the Fund’s average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.75% of the Fund’s average daily net assets, through at least October 1, 2013. For the period ended November 30, 2010, expenses of $28,775 were waived by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2013	$28,775

(4)	DISTRIBUTION PLAN

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay ALPS Distributors, Inc. (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the period ended November 30, 2010, the Fund accrued expenses of $1,002 pursuant to the 12b-1 Plan.

(5)	RELATED PARTY TRANSACTIONS

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC which provides accounting, administration, and transfer agency services to the Fund.

(6)	CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

PERIOD ENDED
NOVEMBER 30, 2010(1)
Shares Sold	320,511
Net Increase	320,511

(1)	The Fund commenced operations on October 1, 2010.

(7)	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended November 30, 2010, were $2,239,426 and $71,353, respectively. There were no purchases or sales of U.S. government securities for the Fund.

ADDITIONAL INFORMATION
(unaudited)

EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including advisory fees, 12b-1 fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through November 30, 2010.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED EXPENSE
	ACCOUNT VALUE	ACCOUNT VALUE	DURING THE PERIOD(a)	RATIO DURING PERIOD
	10/1/10	11/30/10	10/1/10 – 11/30/10	10/1/10 – 11/30/10
Actual	$1,000.00	$981.00	$2.90	1.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,005.43	$2.93	1.75%

(a)
 Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period multiplied by 61/365 to reflect the period from October 1, 2010 to November 30, 2010.

OTHER INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Advisor, the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-484-6838 or by visiting the Fund’s website www.heartlandinternationalfund.com. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s initial proxy voting record for the period ended June 30, 2011, will be available without charge, either upon request by calling the Fund toll free at 1-877-484-6838 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 10, 2010 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Heartland International Small Cap Fund (the “Fund”), a new series of the Trust, and Heartland Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Advisor (including a due diligence questionnaire completed on behalf of the Fund by the Advisor, the Advisor’s Form ADV, financial statements of the Advisor, bibliographic information of the Advisor’s key management and compliance personnel, and a summary detailing key provisions of the Advisor’s written compliance program) and other pertinent information.

Mr. Paul Beste, Chief Operating Officer of the Advisor, and Ms. Vinita Paul, General Counsel and Chief Compliance Officer of the Advisor, attended the meeting of the Trustees held on June 30, 2010, and provided information concerning the Advisor’s investment process.  Mr. Beste and Ms. Paul also discussed their backgrounds, as well as the background and experience of Mr. William Nasgovitz, who would serve as the Fund’s portfolio manager, and the Advisor’s operations and staff. They also provided information concerning the Advisor’s marketing efforts and the personnel who would lead those efforts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on their evaluation of information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Advisor to the Fund.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Nasgovitz, who would manage the Fund’s investment portfolio, as well as other key personnel at the Advisor involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Advisor’s compliance procedures and the information provided by the Advisor in response to the Trust’s due diligence questionnaire as well as other information provided by the Advisor and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Advisor.  The Trustees also considered information presented by Mr. Beste regarding the Advisor’s investment process.  The Trustees, in consultation with their independent counsel, reviewed the Advisor’s policies and procedures and compliance program prepared in accordance with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement, and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.  INVESTMENT PERFORMANCE OF THE ADVISOR.

In assessing the portfolio management services to be provided by the Advisor, the Trustees noted Mr. Beste’s presentation to them at the June 30, 2010 meeting, during which Mr. Beste provided information concerning the founding of the Advisor and the investment management experience of Mr. Nasgovitz.  The Trustees also reviewed the qualifications, background and experience of the staff of the Advisor, including Mr. Nasgovitz, as presented at the June 30, 2010 meeting and set forth in the Advisor’s Form ADV and the Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Advisor’s management.

3.  COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISOR.

The Trustees considered the cost of services and the structure of the Advisor’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Advisor.  The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Advisor.

The Trustees considered the Advisor’s proposed management fee of 0.85%, noting that the fee fell into the second quartile of its peer group of international small/mid-cap value funds, below the peer group median of 0.945%.  The Trustees further noted that the Advisor had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses, excluding acquired fund fees and expenses and dividends and interest on short sales do not exceed 1.75%.  The Trustees considered peer group data for the Fund’s total expense ratio, which showed that the expense cap put the Fund’s total expenses in the fourth quartile for its peer group, above the industry average of 1.369% for the peer group.  The Trustees concluded that the Fund’s expenses and the fees to be paid to the Advisor were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Advisor.  The Trustees further concluded that the Advisor’s anticipated profit from sponsoring the Fund would not be excessive and would enable the Advisor to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Advisor’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Advisor’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Advisor with respect to the Fund.  With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.  BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund.  The Trustees examined the allocation of brokerage by the Advisor with respect to the Fund, including the Advisor’s use of soft dollars as permitted under the Securities Exchange Act of 1934, as amended.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

INFORMATION REGARDING EXECUTIVE OFFICERS & DIRECTORS

INDEMNIFICATION
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES
The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-484-6838.

INDEPENDENT TRUSTEES
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite Term;	Professor and Chair of Accounting,	26	Independent Trustee,
615 E. Michigan St.		Since	Marquette University (2004–present);		USA MUTUALS
Milwaukee, WI 53202		August 22, 2001	Associate Professor of Accounting,		(an open-end investment
Age: 55			Marquette University (1996–2004).		company with two portfolios).

Gary A. Drska	Trustee	Indefinite Term;	Captain, Midwest Airlines, Inc.	26	Independent Trustee,
615 E. Michigan St.		Since	(airline company) (1986–present);		USA MUTUALS
Milwaukee, WI 53202		August 22, 2001	Director, Flight Standards &		(an open-end investment
Age: 54			Training (1990–1999).		company with two portfolios).

Jonas B. Siegel	Trustee	Indefinite Term;	Managing Director, Chief Administrative	26	Independent Trustee,
615 E. Michigan St.		Since	Officer (“CAO”) and Chief Compliance		Gottex Multi-Asset
Milwaukee, WI 53202		October 23, 2009	Officer (“CCO”), Granite Capital		Endowment Fund complex
Age: 67			International Group, L.P. (an investment		(three closed-end investment
			management firm) (1994–present);		companies); Independent
			Vice President, Secretary, Treasurer		Trustee, Gottex Multi-
			and CCO of Granum Series Trust		Alternatives Fund complex
			(an open-end investment company)		(three closed-end investment
			1997–2007); President, CAO and CCO,		companies).
Granum Securities, LLC (a broker-dealer)
(1997–2007).

INTERESTED TRUSTEE AND OFFICERS
Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson,	Indefinite Term;	Executive Vice President, U.S. Bancorp	26	Trustee, Buffalo Funds
615 E. Michigan St.	President	Since	Fund Services, LLC (1994–present).		(an open-end investment
Milwaukee, WI 53202	and	August 22, 2001			company with ten portfolios);
Age: 48	Trustee				Trustee, USA MUTUALS
(an open-end investment
company with two portfolios).

John Buckel	Vice President,	Indefinite Term;	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	and	January 10, 2008	(2004–present); UMB Investment
Age: 53	Principal	(Vice President);	Services Group (2000–2004).
	Accounting	Since
	Officer	September 10, 2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite Term;	Senior Vice President,	N/A	N/A
615 E. Michigan St.	President,	Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Chief	January 26, 2011	(2001–present).
Age: 63	Compliance
Officer and
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite Term;	Vice President and Legal Compliance	N/A	N/A
615 E. Michigan St.		Since	Officer, U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		November 15, 2005	(2004–present).
Age: 31

Jennifer A. Lima	Assistant	Indefinite Term;	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202		January 10, 2008	(2002–present).
Age: 36

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Fund.

DEFINITIONS

10 Principles of Value InvestingTM consist of the following criteria for selecting securities: (1) catalyst for recognition; (2) low price in relation to earnings; (3) low price in relation to cash flow; (4) low price in relation to book value; (5) financial soundness; (6) positive earnings dynamics; (7) sound business strategy; (8) capable management and insider ownership; (9) value of the company; and (10) positive technical analysis.

Debt/Capitalization Ratio represents the portfolio’s long-term debt as a proportion of the capital available in the form of long-term debt, preferred stock and common stockholder’s equity.

GDP (Gross Domestic Product) is the market value of the goods and services produced by labor and property.

MSCI All Country World Index ex USA Small Cap Value Index is a market capitalization weighted index that is designed to measure the equity market performance of the small cap value segments of developed and emerging markets, excluding the U.S. The index consists of 44 country indices comprising 23 developed and 21 emerging market country indices. All indices are unmanaged. It is not possible to invest directly in an index.

Price/Book Ratio of a company is calculated by dividing the market price of its stock by the company’s per-share book value.

Price/Cash Flow represents the amount an investor is willing to pay for a dollar generated from a particular company’s operations. It shows the ability of a business to generate cash, and it acts as a gauge of liquidity and solvency.

Price/Earnings Ratio of a stock is calculated by dividing the current price of the stock by its trailing 12 months’ earnings per share.

Volatility is a characteristic of the market to rise or fall sharply in price within a short-term period.

Heartland Advisors’ Commitment to you…
Striving to achieve superior investment results and outstanding client service

Fundamental Research

We remain focused on discovering opportunities through extensive fundamental analysis

Seasoned Investment Team

We are dedicated to leveraging over 200 years of our team’s experience to strive to generate superior investment results through disciplined value investing

Consistent and Disciplined Approach

We consistently adhere to our clearly defined, time-tested investment process driven by Heartland’s
10 Principles of Value InvestingTM

789 North Water Street, Milwaukee, WI  53202  I  877-484-6838  I  www.heartlandinternationalfund.com

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Fund’s prospectus. To obtain a prospectus, please call 1-877-484-6838 or visit www.heartlandinternationalfund.com. Please read the prospectus carefully before investing.

HLI138/0112

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to sharerholders filed under item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  Trust for Professional Managers

By (Signature and Title)/s/  Joseph Neuberger
Joseph Neuberger, President

Date    February 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/  Joseph Neuberger
Joseph Neuberger, President

Date    February 4, 2011

By (Signature and Title) /s/ John Buckel
John Buckel, Treasurer

Date   February 4, 2011